Form N-CSR Cover	6 Months Ended
Aug. 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Total Return Government Bond Fund
Entity Central Index Key	0000946868
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025